Commitments and Contingent Liabilities (Details) - Schedule of future minimum lease payments under non-cancellable operating leases - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Future Minimum Lease Payments Under Non Cancellable Operating Leases Abstract
2023	$ 67,497
2024	63,926
2025	31,963
Total Future payments	163,386
Less imputed interest	(28,279)
Net present value of future minimum lease payments	135,107
Lease liabilities:
Current lease liabilities	60,071
Non-current lease liabilities	75,036
Net present value of future minimum lease payments	$ 135,107
Incremental Borrowing Rate	10.00%